NOTES PAYABLE (Tables)	12 Months Ended
Dec. 31, 2017
NOTES PAYABLE [Abstract]
Schedule of Notes Payable
Bank acceptance notes:

	December 31,
	2017	2016
Due December 19, 2018	$1,530,409	$-
Due October 13, 2018	1,530,409	-
Due August 22, 2018, guaranteed by Ossen Material Research and, Dr. Tang	2,448,655	-
Due August 22, 2018, guaranteed by Ossen Material Research and, Dr. Tang	2,448,655	-
Due August 14, 2018	765,205	-
Due June 27, 2018	1,530,409	-
Due December 27, 2017, subsequently repaid on due date	-	720,773
Due August 21,2017, subsequently repaid on due date	-	1,441,545
Due June 22, 2017, subsequently repaid on due date	-	720,773
Due June 22, 2017, subsequently repaid on due date	-	648,695
Due April 19, 2017, subsequently repaid on due date	-	720,773
Due March 11,2017, subsequently repaid on due date	-	720,773
Due January 25, 2017, subsequently repaid on due date	-	1,441,545
Due January 25, 2017, subsequently repaid on due date	-	1,441,545
Due January 25, 2017, subsequently repaid on due date	-	1,441,545
Due January 25, 2017, subsequently repaid on due date		288,309
Total	$10,253,742	$9,586,276